UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:            811-07644

                                      Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Mario J. Gabelli, CFA Portfolio Manager

An Update from Fund Management

Over the first three quarters of 2012, the stock market alternately rose, declined, and grew again, as investors considered the rising and falling expectations concerning U.S., European, and Chinese economies. Globally, central banks took measures to stimulate asset prices and their local economies. The European Central Bank has undertaken a program to buy unlimited quantities of struggling euro members’ sovereign debt. Within the U.S., concerns about job growth and the fiscal cliff were balanced against improving markets for housing and automobiles. The Federal Reserve adopted Quantitative Easing 3 (QE3) despite indications that the first two rounds of quantitative easing were largely ineffectual. Its policy of buying $40 billion of mortgage securities each month for an unlimited length of time will be funded by newly created money. While good for asset prices, continued money printing does have side effects, namely inflation, especially in the form of increased food and fuel prices. These increases will eventually have an effect on the consumer. The Fed recently announced that it has tied monetary policy to the unemployment rate with a target of 6.5% to be reached before it will consider tightening monetary policy.

Objective: Growth of capital. Current income is a secondary objective

We continue to do what we have done since the Fund’s inception: invest in companies based on our Private Market Value with a Catalyst® approach. We will invest in companies trading at a discount to their Private Market Value, with attractive products, in growing and fragmented industries, with good cash flow, and strong management teams. We will also continue to look for catalysts that could be in the form of a management change, restructuring, regulatory changes, split-ups, or other dynamics.

Portfolio: At least 80% common stocks and securities convertible into common stocks Inception Date: May 1, 1995 Net Assets at December 31, 2012: $119,645,284

Selected holdings that contributed positively to performance in 2012 were Diageo plc (3.9% of net assets as of December 31, 2012), the leading global producer of alcoholic beverages, with brands including Smirnoff, Johnny Walker, Keel One, Captain Morgan, Crown Royal, J&B, Baileys, Tanqueray, and Guinness; CBS Corp. (1.3%) which operates the CBS television network, the premium cable network Showtime, owns 29 local television stations, 130 radio stations, and the third largest international outdoor advertising network; and Madison Square Garden Co. (1.3%) an integrated sports and media company that owns The MSG networks and Fuse, The Knicks, The Rangers, The Christmas Spectacular, and the iconic New York venue, Madison Square Garden. Some of our weaker performing stocks during the year were Navistar International Corp. (0.6%), a manufacturer of trucks, buses, and defense vehicles, as well as diesel engines and parts for the trucking industry; gold miner; Newmont Mining (1.9%), based in Denver, CO, is one of the largest gold mining companies in the world; and National Fuel Gas Co. (1.4%) a diversified natural gas company.

We appreciate your confidence and trust.

The views expressed above are those of the Gabelli Capital Asset Fund’s portfolio manager as of December 31, 2012 and are subject to change without notice. They do not necessarily represent the current views of the Adviser, Gabelli Funds, LLC. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market, or market segment. The composition of the Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

•

It is important to consider carefully the Fund’s investment objectives, risks, fees, and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•

The Standard & Poor’s (“S&P”) 500 Index is an index of 500 primarily large cap U.S. stocks, which is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

GABELLI CAPITAL ASSET FUND	1

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Top Ten Holdings (As of 12/31/2012) (Unaudited)

Company	Percentage of Total Net Assets
Diageo plc	3.9%
Honeywell International Inc.	3.2%
American Express Co.	3.2%
Epoch Holding Corp.	3.2%
Viacom Inc.	3.0%
Rolls-Royce Holdings plc	2.4%
The Coca-Cola Co.	2.3%
Grupo Televisa SAB	2.2%
Brown-Forman Corp.	2.1%
Newmont Mining Corp.	1.9%

Sector Weightings (Percentage of Net Assets as of 12/31/2012) (Unaudited)

Average Annual Returns through (For periods ended 12/31/2012) (Unaudited)

	1 Year	5 Year	10 Year	Since Inception (5/1/1995)
Gabelli Capital Asset Fund	17.34%	4.05%	9.99%	10.15%
S&P 500 Index	16.00	1.66	7.10	7.93

The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market.

About information in this report:

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment returns and the principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

2	GABELLI CAPITAL ASSET FUND

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment (Unaudited)

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the S&P 500 Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Past performance is not predictive of future results. The S&P 500 Index is an unmanaged indicator of stock market performance.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2012 through December 31, 2012

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2012.

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$1,107.90	1.21%	$6.41
Hypothetical 5% Return	$1,000.00	$1,019.05	1.21%	$6.14

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 366.

4	GABELLI CAPITAL ASSET FUND

¢  Gabelli Capital Asset Fund

Schedule of Investments

December 31, 2012

Shares	Cost	Market Value

Common Stocks — 97.7%

Aerospace — 4.0%
27,000	Exelis Inc.	$308,596	$304,290
5,500	HEICO Corp.	65,152	246,180
3,000	Rockwell Automation Inc.	140,543	251,970
200,000	Rolls-Royce Holdings plc	1,488,744	2,837,928
15,000	The Boeing Co.	965,354	1,130,400

		2,968,389	4,770,768

Agriculture — 0.3%
9,000	Archer Daniels Midland Co.	192,754	246,510
2,000	Bunge Ltd.	100,535	145,380
500	The Mosaic Co.	10,688	28,315

		303,977	420,205

Automotive — 0.6%
33,800	Navistar International Corp.†	886,416	735,826

Automotive: Parts and Accessories — 1.4%
8,000	BorgWarner Inc.†	171,888	572,960
10,200	CLARCOR Inc.	87,480	487,356
29,000	Standard Motor Products Inc.	208,065	644,380

		467,433	1,704,696

Aviation: Parts and Services — 4.3%
31,000	Curtiss-Wright Corp.	450,872	1,017,730
92,000	GenCorp Inc.†	614,577	841,800
37,000	Kaman Corp.	434,368	1,361,600
10,000	Precision Castparts Corp.	403,033	1,894,200

		1,902,850	5,115,330

Broadcasting — 3.7%
41,000	CBS Corp., Cl. A, Voting	684,528	1,557,180
10,000	Cogeco Inc.	195,072	339,600
33,500	Fisher Communications Inc.	1,283,635	904,165
12,000	Liberty Media Corp. - Liberty Capital, Cl. A†	243,710	1,392,120
10,000	LIN TV Corp., Cl. A†	12,600	75,300
10,000	Sinclair Broadcast Group Inc., Cl. A	70,361	126,200

		2,489,906	4,394,565

Business Services — 1.0%
2,500	Ascent Capital Group Inc., Cl. A†	43,340	154,850
26,000	Diebold Inc.	786,023	795,860
20,000	Intermec Inc.†	186,562	197,200

		1,015,925	1,147,910

Cable and Satellite — 4.8%
5,000	Adelphia Communications Corp., Cl. A†(a)	1,107	0
5,000	Adelphia Communications Corp., Escrow†(a)	0	0
5,000	Adelphia Recovery Trust†	0	20
20,000	AMC Networks Inc., Cl. A†	181,958	990,000

Shares		Cost	Market Value

93,000	Cablevision Systems Corp., Cl. A	$491,959	$1,389,420
30,000	DIRECTV†	769,405	1,504,800
15,000	DISH Network Corp., Cl. A	255,313	546,000
4,000	EchoStar Corp., Cl. A†	85,763	136,880
7,000	Liberty Global Inc., Cl. A†	100,276	440,930
7,000	Liberty Global Inc., Cl. C†	113,581	411,250
6,000	Scripps Networks Interactive Inc., Cl. A	241,516	347,520

		2,240,878	5,766,820

Communications Equipment — 0.5%
50,000	Corning Inc.	417,220	631,000
Computer Software and Services — 2.1%
100,000	Furmanite Corp.†	358,758	537,000
10,000	NCR Corp.†	98,396	254,800
85,000	Yahoo! Inc.†	2,066,828	1,691,500

		2,523,982	2,483,300

Consumer Services — 1.7%
90,000	Rollins Inc.	308,437	1,983,600
Diversified Industrial — 6.4%
22,000	Ampco-Pittsburgh Corp.	341,514	439,560
30,000	Crane Co.	728,977	1,388,400
7,747	Eaton Corp. plc	402,113	419,887
21,000	Griffon Corp.	251,412	240,660
61,000	Honeywell International Inc.	1,792,479	3,871,670
15,000	ITT Corp.	281,248	351,900
63,000	Myers Industries Inc.	682,613	954,450

		4,480,356	7,666,527

Electronics — 2.1%
30,000	Cypress Semiconductor Corp.	109,298	325,200
69,000	Texas Instruments Inc.	1,598,140	2,134,860

		1,707,438	2,460,060

Energy and Utilities — 5.8%
3,000	Cameron International Corp.†	42,348	169,380
6,000	Chevron Corp.	374,880	648,840
11,000	ConocoPhillips	230,143	637,890
8,000	Devon Energy Corp.	274,271	416,320
22,000	El Paso Electric Co.	197,624	702,020
11,000	Exxon Mobil Corp.	419,480	952,050
20,000	GenOn Energy Inc., Escrow†(a)	0	0
32,000	National Fuel Gas Co.	1,738,853	1,622,080
7,000	Phillips 66	86,779	371,700
3,000	Royal Dutch Shell plc, Cl. A, ADR	184,449	206,850
102,000	RPC Inc.	503,004	1,248,480

		4,051,831	6,975,610

Entertainment — 9.0%
4,500	Discovery Communications Inc., Cl. A†	65,451	285,660
4,500	Discovery Communications Inc., Cl. C†	45,692	263,250

See accompanying notes to financial statements.
5

¢  Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2012

Shares		Cost	Market Value

Entertainment (Continued)
97,000	Grupo Televisa SAB, ADR	$1,465,540	$2,578,260
34,000	The Madison Square Garden Co., Cl. A†	171,403	1,507,900
40,000	Time Warner Inc.	1,236,766	1,913,200
67,000	Viacom Inc., Cl. A	2,879,916	3,636,090
25,833	Vivendi SA	843,515	577,976

		6,708,283	10,762,336

Environmental Services — 1.0%
34,000	Waste Management Inc.	1,260,423	1,147,160

Equipment and Supplies — 6.3%
42,000	AMETEK Inc.	125,540	1,577,940
8,000	Belden Inc.	148,266	359,920
32,000	Capstone Turbine Corp.†	60,670	28,480
18,000	CIRCOR International Inc.	556,417	712,620
103,600	CTS Corp.	911,127	1,101,268
5,800	Flowserve Corp.	197,893	851,440
12,000	Franklin Electric Co. Inc.	123,540	746,040
20,000	GrafTech International Ltd.†	165,148	187,800
28,000	IDEX Corp.	603,148	1,302,840
8,000	The Eastern Co.	75,266	126,560
48,500	The L.S. Starrett Co., Cl. A	687,653	470,450
3,000	Watts Water Technologies Inc., Cl. A	47,803	128,970

		3,702,471	7,594,328

Financial Services — 10.3%
67,000	American Express Co.	1,875,611	3,851,160
7,000	Argo Group International Holdings Ltd.	185,566	235,130
16,000	BKF Capital Group Inc.†	65,957	16,800
138,000	Epoch Holding Corp.	256,373	3,850,200
14,000	JPMorgan Chase & Co.	455,342	615,580
4,000	Marsh & McLennan Companies Inc.	104,159	137,880
16,000	Morgan Stanley	457,562	305,920
3,600	Northern Trust Corp.	176,884	180,576
6,000	State Street Corp.	275,507	282,060
41,000	The Bank of New York Mellon Corp.	1,133,543	1,053,700
53,000	Wells Fargo & Co.	1,585,751	1,811,540

		6,572,255	12,340,546

Food and Beverage — 11.0%
39,000	Brown-Forman Corp., Cl. A	681,788	2,410,590
1,500	Brown-Forman Corp., Cl. B	65,977	94,875
70,000	Danone SA, ADR	744,867	937,300
40,000	Diageo plc, ADR	1,606,372	4,663,200
13,500	Fomento Economico Mexicano SAB de CV, ADR	450,779	1,359,450
76,000	The Coca-Cola Co.	1,704,939	2,755,000
35,009	Tootsie Roll Industries Inc.	552,723	907,433

		5,807,445	13,127,848

Health Care — 1.8%
72,000	Boston Scientific Corp.†	579,330	412,560

Shares		Cost	Market Value

1,000	DENTSPLY International Inc.	$21,925	$39,610
8,000	Henry Schein Inc.†	363,738	643,680
1,000	Laboratory Corp. of America Holdings†	61,439	86,620
10,000	Mead Johnson Nutrition Co.	439,828	658,900
8,000	Patterson Companies Inc.	238,344	273,840

		1,704,604	2,115,210

Hotels and Gaming — 2.6%
24,000	Boyd Gaming Corp.†	131,519	159,360
8,000	Canterbury Park Holding Corp.	91,665	77,680
9,000	Churchill Downs Inc.	319,160	598,050
58,000	Dover Motorsports Inc.	263,555	98,020
13,000	International Game Technology	209,108	184,210
30,000	Las Vegas Sands Corp.	193,712	1,384,800
15,844	Ryman Hospitality Properties Inc.	345,830	609,353

		1,554,549	3,111,473

Machinery — 2.8%
30,000	CNH Global NV	554,240	1,208,700
9,500	Deere & Co.	287,351	820,990
10,000	Robbins & Myers Inc.	598,858	594,500
29,000	Xylem Inc.	765,632	785,900

		2,206,081	3,410,090

Manufactured Housing and Recreational Vehicles — 0.2%
4,000	Cavco Industries Inc.†	113,920	199,920
4,000	Skyline Corp.†	40,029	16,240

		153,949	216,160

Metals and Mining — 3.1%
40,000	Freeport-McMoRan Copper & Gold Inc.	695,672	1,368,000
50,000	Newmont Mining Corp.	2,095,220	2,322,000

		2,790,892	3,690,000

Publishing — 1.1%
85,000	Journal Communications Inc., Cl. A†	488,709	459,850
43,000	Media General Inc., Cl. A†	125,412	184,900
4,000	Meredith Corp.	89,512	137,800
20,000	News Corp., Cl. A	181,400	510,800

		885,033	1,293,350

Real Estate — 1.1%
50,000	Griffin Land & Nurseries Inc.	753,028	1,350,000

Retail — 2.6%
44,000	Aaron’s Inc.†	243,545	1,244,320
27,000	CVS Caremark Corp.	843,865	1,305,450
12,000	Ingles Markets Inc., Cl. A	155,171	207,120
20,000	Safeway Inc.	390,616	361,800

		1,633,197	3,118,690

See accompanying notes to financial statements.
6

¢    Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2012

Shares		Cost	Market Value

Specialty Chemicals — 2.3%
90,000	Ferro Corp.†	$705,585	$376,200
18,000	International Flavors & Fragrances Inc.	838,389	1,197,720
2,300	Quaker Chemical Corp.	41,378	123,878
29,000	Sensient Technologies Corp.	584,910	1,031,240

		2,170,262	2,729,038

Telecommunications — 1.2%
36,000	Cincinnati Bell Inc.†	112,863	197,280
15,000	NII Holdings Inc.†	212,675	106,950
10,000	Rogers Communications Inc., Cl. B	136,845	455,200
31,088	Telephone & Data Systems Inc.	961,642	688,288

		1,424,025	1,447,718
Transportation — 0.7%
20,000	GATX Corp.	665,096	866,000
Wireless Communications — 1.9%
8,500	Millicom International Cellular SA, SDR	695,729	735,221
44,000	United States Cellular Corp.†	1,722,676	1,550,560

		2,418,405	2,285,781
	Total Common Stocks	68,175,036	116,861,945

Preferred Stocks — 0.0%
Consumer Products — 0.0%
1,000	Revlon Inc., 12.750% Pdf. Ser. A†	26,464	5,480

Warrants — 0.1%
Energy and Utilities — 0.1%
22,400	Kinder Morgan Inc., expire 05/25/17†	35,214	84,672

Principal Amount		Cost	Market Value

U.S. Government Obligations — 2.3%
$2,815,000	U.S. Treasury Bills,
	0.085% to 0.125%††,
	05/23/13 to 06/20/13	$2,813,883	$2,813,710

TOTAL INVESTMENTS — 100.1%		$71,050,597	119,765,807
Other Assets and Liabilities (Net) — (0.1)%			(120,523)
NET ASSETS — 100.0%			$119,645,284

(a)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2012, the fair valued securities had no market value.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.
7

¢  Gabelli Capital Asset Fund

Statement of Assets and Liabilities

December 31, 2012

ASSETS:
Investments, at value (cost $71,050,597)	$119,765,807
Foreign currency, at value (cost $25)	23
Cash	20,233
Receivable for investments sold	24,555
Receivable for Fund shares sold	13,689
Dividends receivable	56,749
Prepaid expense	3,843

Total Assets	119,884,899

LIABILITIES:
Payable for Fund shares redeemed	60,718
Payable for investment management fees	100,757
Payable for accounting fees	3,750
Payable for shareholder communications expenses	27,515
Payable for legal fees	19,475
Payable for audit fees	12,484
Other accrued expenses	14,916

Total Liabilities	239,615

Net Assets (applicable to 6,025,135 shares outstanding)	$119,645,284

NET ASSETS CONSIST OF:
Paid-in capital	$72,721,755
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(1,791,679)
Net unrealized appreciation on investments and foreign currency translations	48,715,208

Net Assets	$119,645,284

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($119,645,284 ÷ 6,025,135 shares outstanding)	$19.86

Statement of Operations

For the Year Ended
December 31, 2012

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $65,590)	$3,118,734
Interest	1,138

Total Investment Income	3,119,872

EXPENSES:
Management fees	1,183,792
Legal and audit fees	78,672
Accounting fees	45,000
Shareholder communications expenses	33,385
Directors’ fees	32,135
Custodian fees	25,253
Shareholder services fees	9,993
Interest expense	1,138
Miscellaneous expenses	17,312

Total Expenses	1,426,680

Net Investment Income	1,693,192

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	9,774,082
Net realized gain on foreign currency transactions	114

Net realized gain on investments and foreign currency transactions	9,774,196

Net change in unrealized appreciation on investments and foreign currency translations	7,407,238

Net Realized and Unrealized Gain on Investments and Foreign Currency	17,181,434

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,874,626

See accompanying notes to financial statements.
8

¢  Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011

OPERATIONS:
Net investment income	$1,693,192	$557,779
Net realized gain on investments and foreign currency transactions	9,774,196	5,816,991
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	7,407,238	(6,461,576)

Net Increase/(Decrease) in Net Assets Resulting from Operations	18,874,626	(86,806)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,691,711)	(560,205)
Net realized gain	(9,177,119)	(248,980)

Total Distributions to Shareholders	(10,868,830)	(809,185)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets from capital share transactions	(4,839,013)	(18,931,700)

Net Increase/(Decrease) in Net Assets	3,166,783	(19,827,691)

NET ASSETS:
Beginning of period	116,478,501	136,306,192

End of period (including undistributed net investment income of $0 and $0, respectively)	$119,645,284	$116,478,501

See accompanying notes to financial statements.
9

¢  Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

		Year Ended December 31,
	2012	2011	2010	2009		2008
Operating Performance:
Net asset value, beginning of period	$18.62	$18.80	$14.53	$10.87		$18.66
Net investment income(a)	0.29	0.08	0.07	0.09		0.12
Net realized and unrealized gain/(loss) on investments	2.93	(0.13)	4.27	3.68		(7.68)
Total from investment operations	3.22	(0.05)	4.34	3.77		(7.56)
Distributions to Shareholders:
Net investment income	(0.31)	(0.09)	(0.07)	(0.10)		(0.13)
Net realized gain on investments	(1.67)	(0.04)	—	(0.01)		(0.10)
Return of capital	—	—	—	(0.00	)(b)	—
Total distributions	(1.98)	(0.13)	(0.07)	(0.11)		(0.23)
Net Asset Value, End of Period	$19.86	$18.62	$18.80	$14.53		$10.87
Total Return †	17.3%	(0.3)%	29.9%	34.7%		(40.4)%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$119,645	$116,479	$136,306	$120,365		$108,863
Ratio of net investment income to average net assets	1.43%	0.44%	0.43%	0.72%		0.76%
Ratio of operating expenses to average net assets(c)	1.21%	1.18%	1.18%	1.21%		1.15%
Portfolio turnover rate	2%	2%	10%	12%		11%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.
(a)	Per share data is calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the year ended December 31, 2008. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.14%. For the years ended December 31, 2012, 2011, 2010, and 2009, the effect of interest expense was minimal.

See accompanying notes to financial statements.
10

¢  Gabelli Capital Asset Fund

Notes to Financial Statements

December 31, 2012

1.	Organization

The Gabelli Capital Asset Fund is a series of Gabelli Capital Series Funds, Inc. (the “Company”), which was incorporated on April 8, 1993 in Maryland. The Company is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“Guardian”) and other selected insurance companies.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

11

¢  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2012

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$ 5,766,820	—	$ 0	$ 5,766,820
Energy and Utilities	6,975,610	—	0	6,975,610
Other Industries (a)	104,119,515	—	—	104,119,515
Total Common Stocks	116,861,945	—	0	116,861,945
Preferred Stocks (a)	5,480	—	—	5,480
Warrants (a)	84,672	—	—	84,672
U.S. Government Obligations	—	$2,813,710	—	2,813,710
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$116,952,097	$2,813,710	$ 0	$119,765,807

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the year ended December 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded

12

¢  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2012

on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Custodian Fee Credits and Interest Expense

When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences are primarily due to tax treatment of currency gains and losses and recharacterization of distributions. These reclassifications have no impact on the net asset value (“NAV”) per share of the Fund. For the year ended December 31, 2012, reclassifications were made to decrease accumulated net investment income by $1,481 and to decrease accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $3,219, with an offsetting adjustment to paid-in capital.

13

¢  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2012

The tax character of distributions paid during the years ended December 31, 2012 and December 31, 2011 was as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$1,707,989	$560,020
Net long-term capital gains	9,160,841	249,165

Total distributions paid	$10,868,830	$809,185

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2012, the component of accumulated earnings/losses on a tax basis was $46,923,529 of net unrealized appreciation on investments and foreign currency translations.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At December 31, 2012, the differences between book basis and tax basis unrealized appreciation were primarily due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$72,842,276	$52,021,140	$(5,097,609)	$46,923,531

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2009 through December 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.	Agreements with Affiliated Parties

Pursuant to a management agreement (the “Management Agreement”), the Fund will pay Guardian Investor Services Corporation (the “Manager”) a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager, and the Adviser, the Adviser under the supervision of the Company’s Board and the Manager, manages the Fund’s assets in accordance with the Fund’s investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research, and provides facilities and personnel required for the Fund’s administrative needs. The Adviser may delegate its administrative role and currently has done so to BNY Mellon Investment Servicing (US), Inc. (the “Sub-Administrator”). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all Officers and Directors of the Company who are its affiliates. As compensation for its services

14

¢  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2012

and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund’s average daily net assets.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.	Portfolio Securities

Purchases and sales of securities during the year ended December 31, 2012, other than short-term securities and U.S. Government obligations, aggregated $2,908,138 and $19,612,900, respectively.

5.	Transactions with Affiliates

During the year ended December 31, 2012, the Fund paid brokerage commissions on security trades of $18,477 to Gabelli & Company, Inc., an affiliate of the Fund.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. During the year ended December 31, 2012, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.

6.	Line of Credit

The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At December 31, 2012, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2012 was $59,973 with a weighted average interest rate of 1.26%. The maximum amount borrowed at any time during the year ended December 31, 2012 was $705,000.

15

¢  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2012

7.	Capital Stock

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	240,560	$4,840,281	476,201	$8,779,776
Shares issued upon reinvestment of distributions	551,717	10,868,830	43,859	809,185
Shares redeemed	(1,022,831)	(20,548,124)	(1,513,864)	(28,520,661)
Net decrease	(230,554)	$(4,839,013)	(993,804)	$(18,931,700)

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Other Matters

On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

10.	Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

¢  Gabelli Capital Asset Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

Gabelli Capital Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Capital Asset Fund, Inc. (the “Fund”), the sole series of Gabelli Capital Series Funds, Inc., as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 28, 2013

17

¢  Gabelli Capital Asset Fund

Additional Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Company’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and officers and is available without charge, upon request, by writing to Gabelli Capital Series Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[4]

Interested Directors[3]

Mario J. Gabelli, CFA Director and Chief Investment Officer Age: 70	Since 1995	27	Chairman, Chief Executive Officer, and Chief Investment Officer–Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer– Value Portfolios of Gabelli Funds, LLC, and GAMCO Asset Management Inc.; Director/ Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/ GAMCO Funds Complex; Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of RLJ Acquisition Inc. (blank check company) (2011-2012)

Arthur V. Ferrara Director Age: 82	Since 1995	8	Former Chairman of the Board and Chief Executive Officer of The Guardian Life Insurance Company of America (1992-1995)	—

Independent Directors

Anthony J. Colavita Director Age: 77	Since 1995	35	President of the law firm of Anthony J. Colavita, P.C.	—

Anthony R. Pustorino Director Age: 87	Since 1995	13	Certified Public Accountant; Professor Emeritus, Pace University	Director of The LGL Group, Inc. (diversified manufacturing) (2002-2010)

Werner J. Roeder, MD Director Age: 72	Since 1995	22	Medical Director of Lawrence Hospital and practicing private physician	—

Anthonie C. van Ekris Director Age: 78	Since 1995	20	Chairman and Chief Executive Officer of BALMAC International, Inc. (commodities and futures trading)	—

18

¢  Gabelli Capital Asset Fund

Additional Information (Unaudited) (Continued)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

Officers

Bruce N. Alpert President, Secretary, and Acting Chief Compliance Officer Age: 61	Since 1995 Since November 2011	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds Complex; Director of Teton Advisors, Inc. 1998-2012; Chairman of Teton Advisors, Inc. 2008-2010; President of Teton Advisors, Inc. 1998-2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer Age: 54	Since 2006	President and Chief Operating Officer of the Open-End Fund Division of Gabelli Funds, LLC since September 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds Complex

1.	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2.

Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

3.

“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser. Mr. Ferrara is considered an interested person because of his affiliation with The Guardian Life Insurance Company of America, which is the parent company of the Fund’s Manager.

4.

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

¢  Gabelli Capital Asset Fund

2012 Tax Notice to Shareholders (Unaudited)

For the year ended December 31, 2012, the Fund paid to shareholders ordinary income distributions (comprised of net investment income and short-term capital gains) totaling $0.310 per share, and long-term capital gains totaling $9,160,841 or the maximum allowable. The distributions of long-term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2012, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.04% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 0.86% of the ordinary income distribution as qualified short-term gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2012 which was derived from U.S. Treasury securities was 0.04%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Capital Asset Fund did not meet this strict requirement in 2012. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

19

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $29,400 for 2011 and $30,300 for 2012.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2011 and $0 for 2012.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,200 for 2011 and $3,300 for 2012. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2011 and $0 for 2012.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	100%

(d)	N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $49,500 for 2011 and $29,100 for 2012.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	3/8/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	3/8/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	3/8/2013

*	Print the name and title of each signing officer under his or her signature.